Note 4 - Stockholders' Equity - Option Activity (Q1) (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Outstanding (in shares)	76,064	136,105	136,105
Outstanding, weighted average exercise price (in dollars per share)	$ 27.35	$ 40.07	$ 40.07
Granted (in shares)	0	0	0	0
Granted, weighted average exercise price (in dollars per share)
Vested (in shares)
Vested, weighted average exercise price (in dollars per share)
Forfeited, canceled (in shares)	(8,163)		(60,041)
Forfeited, canceled, weighted average exercise price (in dollars per share)	$ 143.62		$ 56.19
Outstanding (in shares)	67,901		76,064	136,105
Outstanding, weighted average exercise price (in dollars per share)	$ 13.37		$ 27.35	$ 40.07